Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Financial Highlights

	Years Ended December 31,
	2012	2011	2010
Net asset value per Share, beginning of period	$48.83	$50.43	$49.52

Net investment loss	(0.46)	(0.46)	(0.42)
Net realized and unrealized gain (loss)	2.46	(1.14)	1.33

Net increase (decrease) in net assets from operations	2.00	(1.60)	0.91

Net asset value per Share, end of period	$50.83	$48.83	$50.43

Ratio to average net assets:
Net investment loss	(0.93)%	(0.92)%	(0.84)%
Expenses	1.04%	1.02%	1.01%
Total return	4.10%	(3.17)%	1.84%